Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets

Components of deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
Net deferred tax assets – Non-current:
Depreciation	$(100,953)	$(66,080)
Stock based compensation	8,190,318	9,442,717
Expected income tax benefit from NOL carry-forwards	2,041,393	6,017,949
Less valuation allowance	(10,130,758)	(15,394,586)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation of the Federal Statutory Income Tax Rate	A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes in accordance with the guidance prior to the adoption of ASU 2023-09 is as follows:
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

Federal statutory income tax rate	21.0%	21.0%
State tax rate, net of federal benefit	7.1%	7.1%

Change in valuation allowance on net operating loss carry-forwards	(28.1)%	(28.1)%

Effective income tax rate	0.0%	0.0%